May 1, 2008

Lazard Retirement Series Prospectus

Wherever there’s opportunity, there’s Lazard.SM

Lazard Retirement U.S. Strategic Equity Portfolio

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series

Lazard Retirement Series Table of Contents

3	Overview

4	Investment Objective, Strategies, Risk/Return and Expenses
4	Lazard Retirement U.S. Strategic Equity Portfolio

7	Fund Management
7	Investment Manager
7	Portfolio Management
7	Biographical Information of Principal Portfolio Managers
8	Administrator
8	Distributor
8	Custodian

9	Account Policies
9	Buying Shares
9	Market Timing/Excessive Trading
10	Calculation of Net Asset Value
10	Distribution and Servicing Arrangements
10	Selling Shares
10	Dividends, Distributions and Taxes

12	Financial Highlights
13	Other Performance of the Investment Manager

Back Cover

Carefully review this important section for
information on the Portfolio’s investment objective,
strategies, risks, past performance and fees.

Review this section for details on the people and
organizations who oversee the Portfolio.

Review this section for details on how shares are
valued, how to purchase and sell shares
and payments of dividends and distributions.

Review this section for recent financial information.

Where to learn more about the Portfolio.

Prospectus 1

Lazard Asset Management LLC serves as the Portfolio’s Investment Manager.

Lazard Retirement U.S. Strategic Equity Portfolio (the “Portfolio”) of Lazard Retirement Series, Inc. (the “Fund”) is intended to be a funding vehicle for variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies” and, together with VA contracts, “Policies”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund’s Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

2 Prospectus

Lazard Retirement Series Overview

The Portfolio

Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

Information on the Portfolio’s recent strategies and holdings can be found in the current annual/semi-annual report (see back cover).

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities. Under adverse market conditions, the Portfolio could pursue a defensive strategy by investing some or all of its assets in money market securities to seek to avoid or mitigate losses. In pursuing such a strategy, the Portfolio may forgo more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Who May Want to Invest?

Consider investing in the Portfolio if you are:

•	pursuing a long-term goal such as retirement

•	looking to add an equity component to your investment portfolio

•	willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns

The Portfolio may not be appropriate if you are:

•	uncomfortable with an investment that will fluctuate in value

You should be aware that the Portfolio:

•	is not a bank deposit

•	is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

•	is not guaranteed to achieve its stated goals

Prospectus 3

Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

Lazard Retirement U.S. Strategic Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies. Ordinarily, the market capitalizations of the Portfolio’s investments will be within the range of companies included in the S&P 500® Index (ranging from approximately $1.0 billion to $452.5 billion as of March 31, 2008).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of U.S. companies. The Portfolio may invest up to 15% of its total assets in non-U.S. equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts. The Investment Manager currently intends to invest the Portfolio’s assets in a relatively small number of issuers (generally 55 to 75).

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Some of the Portfolio’s investments will rise and fall based only on investor perception. Mid cap and small cap companies may carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established, companies. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Because the Portfolio may invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s net asset value may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity.

4 Prospectus

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement U.S. Strategic Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year. The table compares the performance of the Portfolio’s Service Shares over time to that of the S&P 500 Index, an unmanaged, market capitalization-weighted index of 500 common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

As of May 1, 2007, the Portfolio changed its name from “Lazard Retirement Equity Portfolio” to “Lazard Retirement U.S. Strategic Equity Portfolio” and adopted the Portfolio’s current investment strategy. Prior to May 1, 2007, the Portfolio invested primarily in equity securities of relatively large U.S. companies with market capitalizations in the range of companies in the S&P 500 Index.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Average Annual Total Returns
(for the periods ended December 31, 2007)

	Inception Date	Past Year	Past 5 Years	Since Inception
Retirement U.S. Strategic Equity Portfolio

Service Shares	3/18/98	(0.95)%	10.77%	4.57%

S&P 500 Index		5.49%	12.82%	4.80%

Prospectus 5

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	3.21%	3.21%	*

Total Annual Portfolio Operating Expenses	4.21%	3.96%

Fee Waiver and Expense Reimbursement**	2.96%	2.96%

Net Expenses**	1.25%	1.00%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using the “Other Expenses” for Service Shares from the last fiscal year.

**

Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2009, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% and 1.00% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement U.S. Strategic Equity Portfolio

	1 Year	3 Years	5 Years	10 Years

Service Shares	$127	$1,008	$1,902	$4,201

Investor Shares	$102	$934	$1,784	$3,987

6 Prospectus

Lazard Retirement Series Fund Management

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $126.9 billion as of December 31, 2007. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of 0.75% of the Portfolio’s average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2007, the Investment Manager waived all of its management fees with respect to the Portfolio.

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolio, and the Investment Manager, is available in the Fund’s annual report to shareholders for the year ended December 31, 2007.

Portfolio Management

The Investment Manager manages the Portfolio on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. The portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the Portfolio. Members of the portfolio management team discuss the portfolio, including making investment recommendations, overall portfolio composition, and the like. The portfolio management team is comprised of members who serve as both portfolio managers and as research analysts. Research analysts perform fundamental research on companies (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

Christopher H. Blake, Gary Buesser and Robert A. Failla (each since May 2007) and Andrew D. Lacey and J. Richard Tutino (each since May 2003) are primarily responsible for the day-to-day management of the assets of the Portfolio. As

Deputy Chairman of the Investment Manager, Mr. Lacey is ultimately responsible for overseeing this Portfolio. In addition to his oversight responsibility, Mr. Lacey is a member of the portfolio management team. Prior to May 1, 2007, Messrs. Lacey and Tutino managed the Portfolio (formerly known as “Lazard Retirement Equity Portfolio”) in a strategy that invested primarily in equity securities of relatively large U.S. companies with market capitalizations in the range of companies in the S&P 500 Index.

Biographical Information of Principal Portfolio
Managers

Christopher H. Blake, a Managing Director of the Investment Manager, is a portfolio manager and analyst for the U.S. Strategic Equity and U.S. Mid Cap Equity teams. Mr. Blake joined the Investment Manager in 1995, when he began working in the investment field as a research analyst for the U.S. Small Cap Equity and U.S. Mid Cap Equity teams.

Gary Buesser, a Director of the Investment Manager, is a portfolio manager and analyst for the U.S. Strategic Equity and U.S. Mid Cap Equity teams. Prior to joining the Investment Manager in 2000, he worked for Evergreen Funds, SG Cowen, Shearson Lehman Brothers and Kidder Peabody. Mr. Buesser began working in the investment field in 1983, and is a member of the New York Society of Security Analysts and a Chartered Financial Analyst (“CFA”) Charterholder.

Robert A. Failla, a Director of the Investment Manager, is a portfolio manager/analyst on the U.S. Strategic Equity and U.S. Mid Cap Equity teams. Prior to joining the Investment Manager in 2003, he was associated with AllianceBernstein, where he worked as a portfolio manager on the large-cap and all-cap teams. He began working in the investment field in 1993 and is a CFA Charterholder.

Andrew D. Lacey, a Deputy Chairman of the Investment Manager, is responsible for U.S. and Global strategies. He also is a member of the U.S. Strategic Equity, U.S. Equity Select, U.S. Equity Value and Global Equity Select teams. Mr. Lacey joined the Investment Manager in 1996, and has been working in the investment field since 1995.

J. Richard Tutino, a Managing Director of the Investment Manager, is a portfolio manager on the U.S. equity products. Prior to joining the Investment Manager in 1997, Mr. Tutino was associated with Thorsell, Parker Partners and Dreman Value Management. He is a member of the New York Society of Security Analysts and a CFA Charterholder.

Prospectus 7

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio is contained in the Fund’s Statement of Additional Information (“SAI”).

Administrator

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolio’s investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

8 Prospectus

Lazard Retirement Series Account Policies

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio’s net asset value per share (“NAV”) calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund’s Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The

Fund monitors for transactions that may be harmful to the Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transacations that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when the Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Shareholder Information—General.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

Prospectus 9

All of the policies described in this section apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Calculation of Net Asset Value

The Fund will determine the NAV of the Portfolio’s share classes as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Foreign securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when

Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of the Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time these recurring fees may cost shareholders more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments pursuant to the Fund’s 12b-1 plan (for Service Shares) and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently.

10 Prospectus

Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

Prospectus 11

Lazard Retirement Series Financial Highlights

Financial Highlights

The following financial highlights table is intended to help you understand the Portfolio’s financial performance for the last five years, and certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, is included in the Fund’s most recent annual report to shareholders. You may have the annual report and any subsequent semi-annual report sent to you without charge. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO
Selected data for a share of capital stock outstanding throughout each year:

	Year Ended

Service Shares	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Net asset value, beginning of year	$12.86	$11.02	$10.74	$9.67	$7.85

Income (loss) from investment operations:
Net investment income	0.07	0.09	0.08	0.08	0.06
Net realized and unrealized gain (loss)	(0.14)	1.83	0.28	1.05	1.82

Total from investment operations	(0.07)	1.92	0.36	1.13	1.88

Less distributions from:
Net investment income	(0.15)	(0.08)	(0.08)	(0.06)	(0.06)
Net realized gains	(2.47)	—	—	—	—

Total distributions	(2.62)	(0.08)	(0.08)	(0.06)	(0.06)

Net asset value, end of year	$10.17	$12.86	$11.02	$10.74	$9.67

Total Return (a)	(0.95)%	17.48%	3.38%	11.79%	24.01%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$4,959	$5,078	$4,311	$4,883	$4,591
Ratios to average net assets:
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Gross expenses	4.21%	4.45%	3.57%	3.58%	3.89%
Net investment income	0.62%	0.68%	0.59%	0.75%	0.73%
Portfolio turnover rate	101%	102%	75%	59%	56%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

12 Prospectus

Lazard Retirement Series Other Performance of the Investment Manager

Lazard U.S. Strategic Equity Composite

This is not the Portfolio’s Performance

Prior to May 1, 2007, Lazard Retirement U.S. Strategic Equity Portfolio invested primarily in equity securities of relatively large U.S. companies with market capitalizations in the range of companies in the S&P 500 Index. The Portfolio’s current investment objective, policies and strategies are substantially similar to those used by the

Investment Manager in advising certain discretionary accounts (the “Other Accounts”). The chart below shows the historical investment performance for a composite (the “U.S. Strategic Equity Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark index. The U.S. Strategic Equity Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,	1999	2000	2001	2002	2003	2004	2005	2006	2007

U.S. Strategic Equity Composite	35.1%	(9.0)%	(3.1)%	(17.2)%	29.4%	19.9%	6.3%	18.1%	1.2%

S&P 500 Index*	21.0%	(9.1)%	(11.9)%	(22.1)%	28.7%	10.9%	4.9%	15.8%	5.5%

Average Annual Total Returns (for the periods ended December 31, 2007)	Inception Date	One Year	Three Years	Five Years	Since Inception

U.S. Strategic Equity composite	3/1/98	1.2%	8.3%	14.5%	8.2%

S&P 500 Index*	N/A	5.5%	8.6%	12.8%	5.1%

*

The S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance of the U.S. Strategic Equity Composite. The performance results of the U.S. Strategic Equity Composite reflect actual fees charged to the Other Accounts, except custodian fees of separately managed accounts. However, the Portfolio bears fees and operational expenses not typically borne by managed accounts (including distribution and servicing fees of Service Shares), and an investment in the Portfolio bears fees or charges imposed by the Participating Insurance Companies under their Policies. The U.S. Strategic Equity Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flow may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and the Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the U.S. Strategic Equity Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the Securities and Exchange Commission (the “SEC”) for calculating performance of mutual funds.

Prospectus 13

For more information about the Portfolio, the following documents are available free upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolio, by contacting the Fund at:

Lazard Retirement Series, Inc. 30 Rockefeller Plaza New York, New York 10112-6300 Telephone: (800) 887-4929 http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the SEC in Washington, D.C. For information, call (202) 551-5850. You can get text-only copies:
•	After paying a duplicating fee, by writing the Public Reference Branch of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549, or by e-mail request to publicinfo@sec.gov.

•	Free from the SEC’s Website at http://www.sec.gov.
Investment Company Act file no. 811-08071

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza, New York,
New York 10112-6300
Telephone: (800) 887-4929

Distributor
Lazard Asset Management Securities LLC
30 Rockefeller Plaza, New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Lincoln Street, Boston, Massachusetts 02111

Transfer Agent and
Dividend Disbursing Agent
Boston Financial Data Services, Inc.
P.O. Box 8514, Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

Independent Registered Public
Accounting Firm
Anchin, Block & Anchin LLP
1375 Broadway, New York, New York 10018
http://www.anchin.com

Legal Counsel
Stroock & Stroock & Lavan LLP
180 Maiden Lane, New York, New York 10038-4982
http://www.stroock.com

© 2008 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, NY 10112-6300
800-887-4929

www.LazardNet.com

© 2008 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

5/08 LZDPS020

Lazard Retirement Series

May 1, 2008

Lazard Retirement Series Prospectus

Wherever there’s opportunity, there’s Lazard.SM

Lazard Retirement U.S. Small Cap Equity Portfolio

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series

Lazard Retirement Series Table of Contents

3	Overview

4	Investment Objective, Strategies, Risk/Return and Expenses
4	Lazard Retirement U.S. Small Cap Equity Portfolio

7	Fund Management
7	Investment Manager
7	Portfolio Management
7	Biographical Information of Principal Portfolio Managers
8	Administrator
8	Distributor
8	Custodian

9	Account Policies
9	Buying Shares
9	Market Timing/Excessive Trading
10	Calculation of Net Asset Value
10	Distribution and Servicing Arrangements
10	Selling Shares
10	Dividends, Distributions and Taxes

12	Financial Highlights

Back Cover

Carefully review this important section for
information on the Portfolio’s investment objective,
strategies, risks, past performance and fees.

Review this section for details on the people and
organizations who oversee the Portfolio.

Review this section for details on how shares are
valued, how to purchase and sell shares
and payments of dividends and distributions.

Review this section for recent financial information.

Where to learn more about the Portfolio.

Prospectus 1

Lazard Asset Management LLC serves as the Portfolio’s Investment Manager.

Lazard Retirement U.S. Small Cap Equity Portfolio (the “Portfolio”) of Lazard Retirement Series, Inc. (the “Fund”) is intended to be a funding vehicle for variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies” and, together with VA contracts, “Policies”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund’s Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

2 Prospectus

Lazard Retirement Series Overview

The Portfolio

Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

Information on the Portfolio’s recent strategies and holdings can be found in the current annual/semi-annual report (see back cover).

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities. Under adverse market conditions, the Portfolio could pursue a defensive strategy by investing some or all of its assets in money market securities to seek to avoid or mitigate losses. In pursuing such a strategy, the Portfolio may forgo more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Who May Want to Invest?

Consider investing in the Portfolio if you are:

•	pursuing a long-term goal such as retirement

•	looking to add an equity component to your investment portfolio

•	willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns

The Portfolio may not be appropriate if you are:

•	uncomfortable with an investment that will fluctuate in value

You should be aware that the Portfolio:

•	is not a bank deposit

•	is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

•	is not guaranteed to achieve its stated goals

Prospectus 3

Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

Lazard Retirement U.S. Small Cap Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes have meaningful upside potential relative to current valuation levels, based on earnings, cash flow or asset values. The Investment Manager considers “small cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000® Index (ranging from approximately $25 million to $6.8 billion as of March 31, 2008). Because “small cap companies” are defined in part by reference to an index, the market capitalization of companies in which the Portfolio may invest may vary with market conditions. The Investment Manager is not required to sell a company’s securities from the Portfolio’s holdings when the capitalization of the company increases so that the company no longer meets the definition of a “small cap company.”

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap U.S. companies. These companies generally have, in the Investment Manager’s opinion, one or more of the following conditions:

•	the potential to become a larger factor in the company’s business sector

•	high levels of free cash flow with a reasonably capitalized balance sheet

•	sustainable high returns or a meaningfully improving return outlook

•	reasonable valuation relative to peers and historical averages

The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies and may invest up to 10% of its total assets in non-U.S. equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

The shares of smaller companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate. Some of the Portfolio’s investments will rise and fall based only on investor perception.

Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity.

4 Prospectus

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement U.S. Small Cap Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. The table compares the performance of the Portfolio’s Service Shares over time to that of the Russell 2000 Index, an unmanaged index comprised of the 2,000 smallest U.S. companies included in the Russell 3000® Index (which consists of the 3,000 largest U.S. companies by capitalization). Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Average Annual Total Returns
(for the periods ended December 31, 2007)

	Inception Date	Past Year	Past 5 Years	Past 10 Years	Since Inception
Retirement U.S. Small Cap Equity Portfolio

Service Shares	11/4/97	(7.20)%	12.05%	7.82%	7.54%

Russell 2000 Index		(1.57)%	16.24%	7.08%	6.90%

Prospectus 5

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.33%	.33%*

Total Annual Portfolio Operating Expenses	1.33%	1.08%

Fee Waiver and Expense Reimbursement**	.08%	.08%

Net Expenses**	1.25%	1.00%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using the “Other Expenses” for Service Shares from the last fiscal year.

**

Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, to reimburse the Portfolio through April 30, 2009, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% and 1.00% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement U.S. Small Cap Equity Portfolio

	1 Year	3 Years	5 Years	10 Years

Service Shares	$127	$414	$721	$1,594

Investor Shares	$102	$336	$588	$1,310

6 Prospectus

Lazard Retirement Series Fund Management

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $126.9 billion as of December 31, 2007. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of 0.75% of the Portfolio’s average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2007, the Investment Manager waived a portion of its management fees, which resulted in the Portfolio paying the Investment Manager an investment management fee at the effective annual rate of 0.67% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolio, and the Investment Manager, is available in the Fund’s annual report to shareholders for the year ended December 31, 2007.

Portfolio Management

The Investment Manager manages the Portfolio on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. The portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the Portfolio. Members of the portfolio management team discuss the portfolio, including making investment recommendations, overall portfolio composition, and the like. The portfolio management team is comprised of members who serve as both portfolio managers and as research analysts. Research analysts perform fundamental research on companies (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

Patrick M. Mullin (since January 2001), Daniel Breslin (since May 2007), Michael DeBernardis (since September 2007) and Andrew D. Lacey (since May 2003) are primarily responsible for the day-to-day management of the assets of the Portfolio. As Deputy Chairman of the Investment Manager, Mr. Lacey is ultimately responsible for overseeing this Portfolio.

Biographical Information of Principal Portfolio Managers

Daniel Breslin, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the U.S. Small Cap Equity and U.S. Small-Mid Cap Equity portfolio teams. He began working in the investment field in 1992. Prior to joining the Investment Manager in 2002, Mr. Breslin was with Guardian Life and New York Life.

Michael DeBernardis, a Vice President of the Investment Manager, is a portfolio manager/analyst on the U.S. Small Cap Equity and Global Small Cap Equity teams with responsibility for coverage of industrial and consumer companies. He began working in the investment field in 1996. Prior to joining the Investment Manager in 2005, Mr. DeBernardis was a Senior Equity Analyst at Systematic Financial Management L.P. and a Market Data Analyst at Salomon Smith Barney.

Andrew D. Lacey, a Deputy Chairman of the Investment Manager, is responsible for U.S. and Global strategies. He also is a member of the U.S. Strategic Equity, U.S. Equity Select, U.S. Equity Value and Global Equity Select teams. Mr. Lacey joined the Investment Manager in 1996, and has been working in the investment field since 1995.

Patrick M. Mullin, a Director of the Investment Manager, is a portfolio manager for the U.S. Small Cap Equity team. Prior to joining the Investment Manager in 1998, he was with Target Capital Management and Dillon, Read & Co. Inc. Mr. Mullin began working in the investment field in 1992 and is a Chartered Financial Analyst Charterholder.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio is contained in the Fund’s Statement of Additional Information (“SAI”).

Prospectus 7

Administrator

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolio’s investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

8 Prospectus

Lazard Retirement Series Account Policies

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio’s net asset value per share (“NAV”) calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund’s Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The

Fund monitors for transactions that may be harmful to the Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transacations that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when the Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Shareholder Information—General.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

Prospectus 9

All of the policies described in this section apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Calculation of Net Asset Value

The Fund will determine the NAV of the Portfolio’s share classes as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Foreign securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of the Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time these recurring fees may cost shareholders more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments pursuant to the Fund’s 12b-1 plan (for Service Shares) and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently.

10 Prospectus

Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

Prospectus 11

Lazard Retirement Series Financial Highlights

Financial Highlights

 The following financial highlights table is intended to help you understand the Portfolio’s financial performance for the last five years, and certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, is included in the Fund’s most recent annual report to shareholders. You may have the annual report and any subsequent semi-annual report sent to you without charge. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

LAZARD RETIREMENT U.S. SMALL CAP EQUITY PORTFOLIO
Selected data for a share of capital stock outstanding throughout each year:

	Year Ended

Service Shares	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Net asset value, beginning of year	$17.31	$16.31	$16.90	$14.71	$10.72

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.06)	(0.04)	— (b)	— (b)
Net realized and unrealized gain (loss)	(0.87)	2.49	0.69	2.19	3.99

Total from investment operations	(0.89)	2.43	0.65	2.19	3.99

Less distributions from:
Net realized gains	(6.44)	(1.43)	(1.24)	—	—

Total distributions	(6.44)	(1.43)	(1.24)	—	—

Net asset value, end of year	$9.98	$17.31	$16.31	$16.90	$14.71

Total Return (a)	(7.20)%	16.07%	3.99%	14.89%	37.22%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$62,772	$82,514	$136,970	$110,982	$76,636
Ratios to average net assets:
Net expenses	1.25%	1.18%	1.22%	1.25%	1.25%
Gross expenses	1.33%	1.18%	1.22%	1.28%	1.37%
Net investment income (loss)	(0.17)%	(0.22)%	(0.26)%	(0.35)%	0.03%
Portfolio turnover rate	102%	87%	93%	98%	78%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

(b)	Amount is less than $0.01 per share.

12 Prospectus

For more information about the Portfolio, the following documents are available free upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolio, by contacting the Fund at:

Lazard Retirement Series, Inc. 30 Rockefeller Plaza New York, New York 10112-6300 Telephone: (800) 887-4929 http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission (the “SEC”) in Washington, D.C. For information, call (202) 551-5850. You can get text-only copies:

•	After paying a duplicating fee, by writing the Public Reference Branch of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549, or by e-mail request to publicinfo@sec.gov.

•	Free from the SEC’s Website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza, New York,
New York 10112-6300
Telephone: (800) 887-4929

Distributor
Lazard Asset Management Securities LLC
30 Rockefeller Plaza, New York,
New York 10112-6300

Custodian
State Street Bank and Trust Company
One Lincoln Street, Boston, Massachusetts 02111

Transfer Agent and
Dividend Disbursing Agent
Boston Financial Data Services, Inc.
P.O. Box 8514, Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

Independent Registered Public
Accounting Firm
Anchin, Block & Anchin LLP
1375 Broadway, New York, New York 10018
http://www.anchin.com

Legal Counsel
Stroock & Stroock & Lavan LLP
180 Maiden Lane, New York, New York 10038-4982
http://www.stroock.com

© 2008 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, NY 10112-6300
800-887-4929

www.LazardNet.com

© 2008 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

5/08 LZDPS020

Lazard Retirement Series

May 1, 2008

Lazard Retirement Series Prospectus

Wherever there’s opportunity, there’s Lazard.SM

Lazard Retirement International Equity Portfolio

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series

Lazard Retirement Series Table of Contents

3	Overview

4	Investment Objective, Strategies, Risk/Return and Expenses
4	Lazard Retirement International Equity Portfolio

7	Fund Management
7	Investment Manager
7	Portfolio Management
7	Biographical Information of Principal Portfolio Managers
8	Administrator
8	Distributor
8	Custodian

9	Account Policies
9	Buying Shares
9	Market Timing/Excessive Trading
10	Calculation of Net Asset Value
10	Distribution and Servicing Arrangements
10	Selling Shares
11	Dividends, Distributions and Taxes

12	Financial Highlights
Back Cover

Carefully review this important section for information on the Portfolio’s investment objective, strategies, risks, past performance and fees.

Review this section for details on the people and organizations who oversee the Portfolio.

Review this section for details on how shares are valued, how to purchase and sell shares and payments of dividends and distributions.

Review this section for recent financial information.
Where to learn more about the Portfolio.

Prospectus 1

Lazard Asset Management LLC serves as the Portfolio’s Investment Manager.

Lazard Retirement International Equity Portfolio (the “Portfolio”) of Lazard Retirement Series, Inc. (the “Fund”) is intended to be a funding vehicle for variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies” and, together with VA contracts, “Policies”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund’s Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

2  Prospectus

Lazard Retirement Series Overview

The Portfolio

Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

Information on the Portfolio’s recent strategies and holdings can be found in the current annual/semi-annual report (see back cover).

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities. Under adverse market conditions, the Portfolio could pursue a defensive strategy by investing some or all of its assets in money market securities to seek to avoid or mitigate losses. In pursuing such a strategy, the Portfolio may forgo more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Who May Want to Invest?

Consider investing in the Portfolio if you are:

•	pursuing a long-term goal such as retirement

•	looking to add an equity component to your investment portfolio

•	willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns

The Portfolio may not be appropriate if you are:

•	uncomfortable with an investment that will fluctuate in value

You should be aware that the Portfolio:

•	is not a bank deposit

•	is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

•	is not guaranteed to achieve its stated goals

Prospectus 3

Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

Lazard Retirement International Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-U.S. companies with market capitalizations in the range of companies included in the Morgan Stanley Capital International (MSCI®) Europe, Australasia and Far East (EAFE®) Index (ranging from approximately $98 million to $197.2 billion as of March 31, 2008) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Generally, companies selected are no smaller than $75 billion in market capitalization.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries and may invest up to 30% of the Portfolio’s assets in securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio’s assets among geographic sectors, and between developed and emerging market countries, may shift from time to time based on the Investment Manager’s judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

4 Prospectus

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement International Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year. The table compares the performance of the Portfolio’s Service Shares over time to that of the MSCI EAFE Index, an unmanaged, broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Average Annual Total Returns
(for the periods ended December 31, 2007)

	Inception Date	Past Year	Past 5 Years	Since Inception
Retirement International Equity Portfolio

Service Shares	9/1/98	10.78%	17.29%	6.84%

MSCI EAFE Index		11.17%	21.58%	9.00%

Prospectus 5

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.18%	.18%*

Total Annual Portfolio Operating Expenses	1.18%	.93%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using the “Other Expenses” for Service Shares from the last fiscal year.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement International Equity Portfolio

	1 Year	3 Years	5 Years	10 Years

Service Shares	$120	$375	$649	$1,432

Investor Shares	$95	$296	$515	$1,143

6 Prospectus

Lazard Retirement Series Fund Management

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $126.9 billion as of December 31, 2007. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of 0.75% of the Portfolio’s average daily net assets, which was not subject to a waiver for the fiscal year ended December 31, 2007. The investment management fee is accrued daily and paid monthly.

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolio, and the Investment Manager, is available in the Fund’s annual report to shareholders for the year ended December 31, 2007.

Portfolio Management

The Investment Manager manages the Portfolio on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. The portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the Portfolio. Members of the portfolio management team discuss the portfolio, including making investment recommendations, overall portfolio composition, and the like. The portfolio management team is comprised of members who serve as both portfolio managers and as research analysts. Research analysts perform fundamental research on companies (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

Michael G. Fry (since November 2005), Michael A. Bennett, Gabrielle M. Boyle and Michael Powers (each since May 2003) and John R. Reinsberg are primarily responsible for the day-to-day management of the assets of the Portfolio. As

Deputy Chairman of the Investment Manager, Mr. Reinsberg is ultimately responsible for overseeing this Portfolio. In addition to his oversight responsibility, Mr. Reinsberg is a member of the portfolio management team.

Biographical Information of Principal Portfolio Managers

Michael A. Bennett, a Managing Director of the Investment Manager, is a portfolio manager on the International Equity and International Equity Select teams. Prior to joining the Investment Manager in 1992, Mr. Bennett was an international equity analyst with General Electric Investment Corporation and worked at Keith Lippert Associates and Arthur Andersen & Company. Mr. Bennett has been working in the investment field since 1987 and is a Certified Public Accountant.

Gabrielle M. Boyle, a Senior Managing Director of the Investment Manager, is a portfolio manager on the Global Equity Select, International Equity, International Equity Select and European Equity teams. Prior to joining the Investment Manager in 1993, she worked with Royal Insurance Asset Management. Ms. Boyle has been working in the investment field since 1990 and is a member of the Institute of Investment Management and Research.

Michael G. Fry, a Managing Director of the Investment Manager, is a portfolio manager on the Global Equity, Global Equity Select, International Equity and International Equity Select teams. Prior to joining the Investment Manager in 2005, Mr. Fry held several positions at UBS Global Asset Management, including lead portfolio manager and Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1981.

Michael Powers, a Managing Director of the Investment Manager, is a portfolio manager for the International Equity, International Equity Select and European Equity Select teams. He began working in the investment field in 1990 when he joined the Investment Manager. Previously, Mr. Powers was a Vice President for Chemco Technologies.

John R. Reinsberg, a Deputy Chairman of the Investment Manager, is responsible for International and Global strategies. He also is a member of the International Equity, International Equity Select and International Strategic Equity teams. Prior to joining the Investment Manager in 1992, he served as Executive Vice President of General

Prospectus 7

Electric Investment Corporation and Trustee of the General Electric Pension Trust. Mr. Reinsberg began working in the investment field in 1981.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio is contained in the Fund’s Statement of Additional Information (“SAI”).

Administrator

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolio’s investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

8 Prospectus

Lazard Retirement Series Account Policies

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio’s net asset value per share (“NAV”) calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund’s Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The

Fund monitors for transactions that may be harmful to the Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transactions that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when the Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Shareholder Information—General.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

Prospectus 9

All of the policies described in this section apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Securities trading in emerging markets are particularly susceptible to time zone arbitrage. As a result, the Portfolio may be at greater risk for market timing than funds that invest in securities trading in U.S. markets.

Calculation of Net Asset Value

The Fund will determine the NAV of the Portfolio’s share classes as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Foreign securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of the Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time these recurring fees may cost shareholders more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments pursuant to the Fund’s 12b-1 plan (for Service Shares) and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund.Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

10 Prospectus

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

Prospectus 11

Lazard Retirement Series Financial Highlights

Financial Highlights

The following financial highlights table is intended to help you understand the Portfolio’s financial performance for the last five years, and certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, is included in the Fund’s most recent annual report to shareholders. You may have the annual report and any subsequent semi-annual report sent to you without charge. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO
Selected data for a share of capital stock outstanding throughout each year:

	Year Ended

Service Shares	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Net asset value, beginning of year	$14.89	$12.83	$11.88	$10.39	$8.11

Income from investment operations:
Net investment income	0.19	0.21	0.15	0.09	0.04
Net realized and unrealized gain	1.24	2.61	1.08	1.46	2.27

Total from investment operations	1.43	2.82	1.23	1.55	2.31

Less distributions from:
Net investment income	(0.37)	(0.15)	(0.11)	(0.06)	(0.03)
Net realized gains	(2.60)	(0.61)	(0.17)	—	—

Total distributions	(2.97)	(0.76)	(0.28)	(0.06)	(0.03)

Net asset value, end of year	$13.35	$14.89	$12.83	$11.88	$10.39

Total Return (a)	10.78%	22.53%	10.65%	14.98%	28.52%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$391,465	$308,693	$266,437	$206,625	$130,443
Ratios to average net assets:
Net expenses	1.18%	1.19%	1.21%	1.25%	1.25%
Gross expenses	1.18%	1.19%	1.21%	1.29%	1.40%
Net investment income	1.60%	1.51%	1.45%	1.05%	1.25%
Portfolio turnover rate	48%	75%	54%	53%	38%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

12 Prospectus

For more information about the Portfolio, the following documents are available free upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolio, by contacting the Fund at:

Lazard Retirement Series, Inc. 30 Rockefeller Plaza New York, New York 10112-6300 Telephone: (800) 887-4929 http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the SEC in Washington, D.C.
For information, call (202) 551-5850. You can get
text-only copies:

•	After paying a duplicating fee, by writing the Public Reference Branch of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549, or by e-mail request to publicinfo@sec.gov.

•	Free from the SEC’s Website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza, New York, New York 10112-6300
Telephone: (800) 887-4929

Distributor
Lazard Asset Management Securities LLC
30 Rockefeller Plaza, New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Lincoln Street, Boston, Massachusetts 02111

Transfer Agent and
Dividend Disbursing Agent
Boston Financial Data Services, Inc.
P.O. Box 8514, Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

Independent Registered Public
Accounting Firm
Anchin, Block & Anchin LLP
1375 Broadway, New York, New York 10018
http://www.anchin.com

Legal Counsel
Stroock & Stroock & Lavan LLP
180 Maiden Lane, New York, New York 10038-4982
http://www.stroock.com

© 2008 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, NY 10112-6300
800-887-4929

www.LazardNet.com

© 2008 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

5/08 LZDPS020

Lazard Retirement Series

May 1, 2008

Lazard Retirement Series Prospectus

Wherever there’s opportunity, there’s Lazard.SM

Lazard Retirement Emerging Markets Equity Portfolio

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series

Lazard Retirement Series Table of Contents

3	Overview

4	Investment Objective, Strategies, Risk/Return and Expenses	Carefully review this important section for information on the Portfolio’s investment objective, strategies, risks, past performance and fees.
4	Lazard Retirement Emerging Markets Equity Portfolio

7	Fund Management	Review this section for details on the people and organizations who oversee the Portfolio.
7	Investment Manager
7	Portfolio Management
7	Biographical Information of Principal Portfolio Managers
8	Administrator
8	Distributor
8	Custodian

9	Account Policies	Review this section for details on how shares are valued, how to purchase and sell shares and payments of dividends and distributions.
9	Buying Shares
9	Market Timing/Excessive Trading
10	Calculation of Net Asset Value
10	Distribution and Servicing Arrangements
10	Selling Shares
11	Dividends, Distributions and Taxes

12	Financial Highlights	Review this section for recent financial information.

	Back Cover	Where to learn more about the Portfolio.

Prospectus 1

Lazard Asset Management LLC serves as the Portfolio’s Investment Manager.

Lazard Retirement Emerging Markets Equity Portfolio (the “Portfolio”) of Lazard Retirement Series, Inc. (the “Fund”) is intended to be a funding vehicle for variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies” and, together with VA contracts, “Policies”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund’s Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

2 Prospectus

Lazard Retirement Series Overview

The Portfolio

Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

Information on the Portfolio’s recent strategies and holdings can be found in the current annual/semi-annual report (see back cover).

The Portfolio invests primarily in equity securities, including common stocks, preferred stocks and convertible securities. Under adverse market conditions, the Portfolio could pursue a defensive strategy by investing some or all of its assets in money market securities to seek to avoid or mitigate losses. In pursuing such a strategy, the Portfolio may forgo more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Who May Want to Invest?

Consider investing in the Portfolio if you are:

•	pursuing a long-term goal such as retirement
•	looking to add an equity component to your investment portfolio

•	willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns

The Portfolio may not be appropriate if you are:

•	uncomfortable with an investment that will fluctuate in value

You should be aware that the Portfolio:

•	is not a bank deposit

•	is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

•	is not guaranteed to achieve its stated goals

Prospectus 3

Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

Lazard Retirement Emerging Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI®) Emerging Markets (EM®) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio’s assets among emerging market countries may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

4 Prospectus

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Emerging Markets Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. The table compares the performance of the Portfolio’s Service Shares and Investor Shares over time to that of the MSCI EM Index, an unmanaged index of emerging markets securities in countries open to non-local investors. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

Average Annual Total Returns
(for the periods ended December 31, 2007)

	Inception Date	Past Year	Past 5 Years	Past 10 Years	Since Inception
Retirement Emerging Markets Equity Portfolio

Service Shares	11/4/97	33.30%	37.25%	14.41%	13.63%

Investor Shares	5/1/06	33.63%	N/A	NA	26.41%

MSCI EM Index		39.38%	36.99%	14.26%	13.33 (Service 27.90 (Investor	% ) % )

Prospectus 5

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	1.00%	1.00%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.32%	.32%

Total Annual Portfolio Operating Expenses	1.57%	1.32%

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement Emerging Markets Equity Portfolio

	1 Year	3 Years	5 Years	10 Years

Service Shares	$160	$496	$855	$1,867

Investor Shares	$134	$418	$723	$1,590

6 Prospectus

Lazard Retirement Series Fund Management

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $126.9 billion as of December 31, 2007. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of 1.00% of the Portfolio’s average daily net assets, which was not subject to a waiver for the fiscal year ended December 31, 2007. The investment management fee is accrued daily and paid monthly.

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolio, and the Investment Manager, is available in the Fund’s annual report to shareholders for the year ended December 31, 2007.

Portfolio Management

The Investment Manager manages the Portfolio on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. The portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the Portfolio. Members of the portfolio management team discuss the portfolio, including making investment recommendations, overall portfolio composition, and the like. The portfolio management team is comprised of members who serve as both portfolio managers and as research analysts. Research analysts perform fundamental research on companies (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

James M. Donald (since November 2001), Rohit Chopra and Kevin O’Hare (each since May 2007) and John R. Reinsberg are primarily responsible for the day-to-day management of the assets of the Portfolio. As Deputy Chairman of the Investment Manager, Mr. Reinsberg is ultimately responsible for overseeing this Portfolio.

Biographical Information of Principal Portfolio Managers

Rohit Chopra, a Director of the Investment Manager, is a portfolio manager/analyst on the Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis. He began working in the investment field in 1996. Prior to joining the Investment Manager in 1999, Mr. Chopra was with Financial Resources Group, Deutsche Bank and Morgan Stanley, Dean Witter, Discover Company.

James M. Donald, a Managing Director of the Investment Manager, is a portfolio manager on the Emerging Markets Equity team. Prior to joining the Investment Manager in 1996, Mr. Donald worked at Mercury Asset Management where he served on the international equity team from 1985 to 1992 and on the emerging markets team from 1992 to 1996. Mr. Donald is a Chartered Financial Analyst (“CFA”) Charterholder.

Kevin O’Hare, a Director of the Investment Manager, is a portfolio manager/analyst on the Emerging Markets Equity team, focusing on technology and health care. He began working in the investment field in 1991. Prior to joining the Investment Manager in 2001, Mr. O’Hare was with Merrill Lynch and Moore Capital Management. Mr. O’Hare is a CFA Charterholder.

John R. Reinsberg, a Deputy Chairman of the Investment Manager, is responsible for International and Global strategies. He also is a member of the International Equity, International Equity Select and International Strategic Equity teams. Prior to joining the Investment Manager in 1992, he served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. Mr. Reinsberg began working in the investment field in 1981.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolio is contained in the Fund’s Statement of Additional Information (“SAI”).

Prospectus  7

Administrator

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolio’s investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

8  Prospectus

Lazard Retirement Series Account Policies

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio’s net asset value per share (“NAV”) calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund’s Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The

Fund monitors for transactions that may be harmful to the Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transactions that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when the Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Shareholder Information—General.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

Prospectus  9

All of the policies described in this section apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Securities trading in foreign markets are particularly susceptible to time zone arbitrage. As a result, the Portfolio may be at greater risk for market timing than funds that invest in securities trading in U.S. markets.

Calculation of Net Asset Value

The Fund will determine the NAV of the Portfolio’s share classes as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Foreign securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of the Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time these recurring fees may cost shareholders more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments pursuant to the Fund’s 12b-1 plan (for Service Shares) and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

10 Prospectus

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

Prospectus 11

Lazard Retirement Series Financial Highlights

Financial Highlights

The following financial highlights tables are intended to help you understand the Portfolio’s financial performance since inception (or five years, whichever is less), and certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block &

Anchin LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, is included in the Fund’s most recent annual report to shareholders. You may have the annual report and any subsequent semi-annual report sent to you without charge. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return.

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO
Selected data for a share of capital stock outstanding throughout each year:

	Year Ended

Service Shares	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Net asset value, beginning of year	$22.69	$18.81	$13.91	$10.73	$7.02

Income from investment operations:
Net investment income (a)	0.29	0.27	0.13	0.05	0.10
Net realized and unrealized gain	7.03	5.08	5.41	3.21	3.61

Total from investment operations	7.32	5.35	5.54	3.26	3.71

Less distributions from:
Net investment income	(0.30)	(0.10)	(0.05)	(0.08)	— (c)
Net realized gains	(4.07)	(1.37)	(0.59)	—	—

Total distributions	(4.37)	(1.47)	(0.64)	(0.08)	—

Net asset value, end of year	$25.64	$22.69	$18.81	$13.91	$10.73

Total Return (b)	33.30%	29.95%	40.78%	30.59%	52.94%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$251,665	$129,306	$82,812	$31,710	$15,937
Ratios to average net assets:
Net expenses	1.57%	1.60%	1.60%	1.60%	1.60%
Gross expenses	1.57%	1.69%	1.95%	2.36%	2.96%
Net investment income	1.12%	1.30%	1.39%	1.13%	1.69%
Portfolio turnover rate	52%	48%	51%	43%	41%

(a)	Beginning with the fiscal year ended 12/31/06, net investment income has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

(c)	Amount is less than $0.01 per share.

12 Prospectus

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO (Concluded)
Selected data for a share of capital stock outstanding throughout each period:

Investor Shares	Year Ended 12/31/07	For the Period 5/1/06* to 12/31/06

Net asset value, beginning of period	$22.71	$22.13

Income from investment operations:
Net investment income (a)	0.35	0.19
Net realized and unrealized gain	7.04	1.88

Total from investment operations	7.39	2.07

Less distributions from:
Net investment income	(0.43)	(0.12)
Net realized gains	(4.07)	(1.37)

Total distributions	(4.50)	(1.49)

Net asset value, end of period	$25.60	$22.71

Total Return (b)	33.63%	10.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$145,530	$42,009
Ratios to average net assets:
Net expenses (c)	1.32%	1.35%
Gross expenses (c)	1.32%	1.54%
Net investment income (c)	1.34%	1.38%
Portfolio turnover rate	52%	48%

*	The inception date for Investor Shares was May 1, 2006.

(a)	Net investment income has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Period of less than one year is not annualized.

(c)	Annualized for period of less than one year.

Prospectus 13

For more information about the Portfolio, the following documents are available free upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on the Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolio, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929
http://www.LazardNet.com

You also can review the Reports and the SAI at the
Public Reference Room of the SEC in Washington, D.C.
For information, call (202) 551-5850. You can get text-only copies:

•	After paying a duplicating fee, by writing the Public Reference Branch of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549, or by e-mail request to publicinfo@sec.gov.

•	Free from the SEC’s Website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza, New York, New York 10112-6300
Telephone: (800) 887-4929

Distributor
Lazard Asset Management Securities LLC
30 Rockefeller Plaza, New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Lincoln Street, Boston, Massachusetts 02111

Transfer Agent and
Dividend Disbursing Agent
Boston Financial Data Services, Inc.
P.O. Box 8514, Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

Independent Registered Public
Accounting Firm
Anchin, Block & Anchin LLP
1375 Broadway, New York, New York 10018
http://www.anchin.com

Legal Counsel
Stroock & Stroock & Lavan LLP
180 Maiden Lane, New York, New York 10038-4982
http://www.stroock.com

© 2008 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, NY 10112-6300
800-887-4929

www.LazardNet.com

© 2008 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

5/08 LZDPS020

Lazard Retirement Series

May 1, 2008

Lazard Retirement Series Prospectus

Wherever there’s opportunity, there’s Lazard.SM

U.S. Equity
Lazard Retirement U.S. Strategic Equity Portfolio
Lazard Retirement U.S. Small Cap Equity Portfolio

International Equity
Lazard Retirement International Equity Portfolio

Emerging Markets
Lazard Retirement Emerging Markets
  Equity Portfolio

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Lazard Retirement Series

Lazard Retirement Series Table of Contents

3	Overview

4	Investment Objective, Strategies, Risk/Return and Expenses
4	Lazard Retirement U.S. Strategic Equity Portfolio
7	Lazard Retirement U.S. Small Cap Equity Portfolio
10	Lazard Retirement International Equity Portfolio
13	Lazard Retirement Emerging Markets Equity Portfolio

16	Fund Management
16	Investment Manager
16	Portfolio Management
17	Biographical Information of Principal Portfolio Managers
18	Administrator
18	Distributor
18	Custodian

19	Account Policies
19	Buying Shares
19	Market Timing/Excessive Trading
20	Calculation of Net Asset Value
20	Distribution and Servicing Arrangements
20	Selling Shares
21	Dividends, Distributions and Taxes

22	Financial Highlights
27	Other Performance of the Investment Manager

Back Cover

Carefully review this important section for information on the Portfolios’ investment objectives, strategies, risks, past performance and fees.

Review this section for details on the people and organizations who oversee the Portfolios.

Review this section for details on how shares are valued, how to purchase and sell shares and payments of dividends and distributions.

Review this section for recent financial information.

Where to learn more about the Portfolios.

Prospectus 1

Lazard Asset Management LLC serves as each Portfolio’s Investment Manager.

The portfolios (each, a “Portfolio”) of Lazard Retirement Series, Inc. (the “Fund”) are intended to be funding vehicles for variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies” and, together with VA contracts, “Policies”) offered by the separate accounts of certain insurance companies (the “Participating Insurance Companies”). Not all Portfolios or share classes may be available through a particular Policy. Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of a Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the “Investment Manager”). However, the investment results of a Portfolio may be higher or lower than, and there is no guarantee that the investment results of a Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in a Portfolio to conflict. The Fund’s Board of Directors monitors each Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

2  Prospectus

Lazard Retirement Series Overview

The Portfolios

Each Portfolio has its own investment objective, strategies, and risk/return and expenses profile. Because you could lose money by investing in a Portfolio, be sure to read all risk disclosures carefully before investing.

Each Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy.

Information on each Portfolio’s recent strategies and holdings can be found in the current annual/semi-annual report (see back cover).

The Portfolios invest primarily in equity securities, including common stocks, preferred stocks and convertible securities. Under adverse market conditions, a Portfolio could pursue a defensive strategy by investing some or all of its assets in money market securities to seek to avoid or mitigate losses. In pursuing such a strategy, the Portfolio may forgo more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Who May Want to Invest?

Consider investing in the Portfolios if you are:

•	pursuing a long-term goal such as retirement

•	looking to add an equity component to your investment portfolio

•	willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns

The Portfolios may not be appropriate if you are:

•	uncomfortable with an investment that will fluctuate in value

You should be aware that the Portfolios:

•	are not bank deposits

•	are not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

•	are not guaranteed to achieve their stated goals

Prospectus 3

Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

Lazard Retirement U.S. Strategic Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies. Ordinarily, the market capitalizations of the Portfolio’s investments will be within the range of companies included in the S&P 500® Index (ranging from approximately $1.0 billion to $452.5 billion as of March 31, 2008).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of U.S. companies. The Portfolio may invest up to 15% of its total assets in non-U.S. equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Investment Manager currently intends to invest the Portfolio’s assets in a relatively small number of issuers (generally 55 to 75).

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Some of the Portfolio’s investments will rise and fall based only on investor perception. Mid cap and small cap companies may carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established, companies. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Because the Portfolio may invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s net asset value may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of a larger number of securities.

Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

4 Prospectus

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement U.S. Strategic Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year. The table compares the performance of the Portfolio’s Service Shares over time to that of the S&P 500 Index, an unmanaged, market capitalization-weighted index of 500 common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

As of May 1, 2007, the Portfolio changed its name from “Lazard Retirement Equity Portfolio” to “Lazard Retirement U.S. Strategic Equity Portfolio” and adopted the Portfolio’s current investment strategy. Prior to May 1, 2007, the Portfolio invested primarily in equity securities of relatively large U.S. companies with market capitalizations in the range of companies in the S&P 500 Index.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Average Annual Total Returns
(for the periods ended December 31, 2007)

	Inception Date	Past Year	Past 5 Years	Since Inception
Retirement U.S. Strategic Equity Portfolio

Service Shares	3/18/98	(0.95)%	10.77%	4.57%

S&P 500 Index		5.49%	12.82%	4.80%

Prospectus 5

Fees and Expenses

 As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	3.21%	3.21%*

Total Annual Portfolio Operating Expenses	4.21%	3.96%

Fee Waiver and Expense Reimbursement**	2.96%	2.96%

Net Expenses**	1.25%	1.00%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using the “Other Expenses” for Service Shares from the last fiscal year.

**

Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2009, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% and 1.00% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement U.S. Strategic Equity Portfolio

	1 Year	3 Years	5 Years	10 Years

Service Shares	$127	$1,008	$1,902	$4,201

Investor Shares	$102	$934	$1,784	$3,987

6 Prospectus

Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

Lazard Retirement U.S. Small Cap Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes have meaningful upside potential relative to current valuation levels, based on earnings, cash flow or asset values. The Investment Manager considers “small cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000® Index (ranging from approximately $25 million to $6.8 billion as of March 31, 2008). Because “small cap companies” are defined in part by reference to an index, the market capitalization of companies in which the Portfolio may invest may vary with market conditions. The Investment Manager is not required to sell a company’s securities from the Portfolio’s holdings when the capitalization of the company increases so that the company no longer meets the definition of a “small cap company.”

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap U.S. companies. These companies generally have, in the Investment Manager’s opinion, one or more of the following conditions:

•	the potential to become a larger factor in the company’s business sector

•	high levels of free cash flow with a reasonably capitalized balance sheet

•	sustainable high returns or a meaningfully improving return outlook

•	reasonable valuation relative to peers and historical averages

The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies and may invest up to 10% of its total assets in non-U.S. equity securities, including ADRs and GDRs.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

The shares of smaller companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate. Some of the Portfolio’s investments will rise and fall based only on investor perception.

Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Prospectus 7

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement U.S. Small Cap Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. The table compares the performance of the Portfolio’s Service Shares over time to that of the Russell 2000 Index, an unmanaged index comprised of the 2,000 smallest U.S. companies included in the Russell 3000® Index (which consists of the 3,000 largest U.S. companies by capitalization). Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Average Annual Total Returns
(for the periods ended December 31, 2007)

	Inception Date	Past Year	Past 5 Years	Past 10 Years	Since Inception
Retirement U.S. Small Cap Equity Portfolio

Service Shares	11/4/97	(7.20)%	12.05%	7.82%	7.54%

Russell 2000 Index		(1.57)%	16.24%	7.08%	6.90%

8 Prospectus

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.33%	.33%*

Total Annual Portfolio Operating Expenses	1.33%	1.08%

Fee Waiver and Expense Reimbursement**	.08%	.08%

Net Expenses**	1.25%	1.00%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using the “Other Expenses” for Service Shares from the last fiscal year.

**

Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, to reimburse the Portfolio through April 30, 2009, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% and 1.00% of the average daily net assets of the Portfolio’s Service Shares and Investor Shares, respectively.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement U.S. Small Cap Equity Portfolio

	1 Year	3 Years	5 Years	10 Years

Service Shares	$127	$414	$721	$1,594

Investor Shares	$102	$336	$588	$1,310

Prospectus 9

Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

Lazard Retirement International Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-U.S. companies with market capitalizations in the range of companies included in the Morgan Stanley Capital International (MSCI®) Europe, Australasia and Far East (EAFE®) Index (ranging from approximately $98 million to $197.2 billion as of March 31, 2008) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Generally, companies selected are no smaller than $75 billion in market capitalization.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries and may invest up to 30% of the Portfolio’s assets in securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio’s assets among geographic sectors, and between developed and emerging market countries, may shift from time to time based on the Investment Manager’s judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

10 Prospectus

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement International Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year. The table compares the performance of the Portfolio’s Service Shares over time to that of the MSCI EAFE Index, an unmanaged, broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Average Annual Total Returns
(for the periods ended December 31, 2007)

	Inception Date	Past Year	Past 5 Years	Since Inception
Retirement International Equity Portfolio

Service Shares	9/1/98	10.78%	17.29%	6.84%

MSCI EAFE Index		11.17%	21.58%	9.00%

Prospectus 11

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	.75%	.75%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.18%	.18%*

Total Annual Portfolio Operating Expenses	1.18%	.93%

*	“Other Expenses” are based on estimated amounts for the current fiscal year, using the “Other Expenses” for Service Shares from the last fiscal year.

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement International Equity Portfolio

	1 Year	3 Years	5 Years	10 Years

Service Shares	$120	$375	$649	$1,432

Investor Shares	$95	$296	$515	$1,143

12 Prospectus

Lazard Retirement Series Investment Objective, Strategies, Risk/Return and Expenses

Lazard Retirement Emerging Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Markets (EM®) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio’s assets among emerging market countries may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio’s performance.

Prospectus 13

Performance Bar Chart and Table
Year-by-Year Total Returns for Service Shares
As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Emerging Markets Equity Portfolio by showing the Portfolio’s annual and long-term performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. The table compares the performance of the Portfolio’s Service Shares and Investor Shares over time to that of the MSCI EM Index, an unmanaged index of emerging markets securities in countries open to non-local investors. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

Average Annual Total Returns
(for the periods ended December 31, 2007)

	Inception Date	Past Year	Past 5 Years	Past 10 Years	Since Inception
Retirement Emerging Markets Equity Portfolio

Service Shares	11/4/97	33.30%	37.25%	14.41%	13.63%

Investor Shares	5/1/06	33.63%	N/A	NA	26.41%

MSCI EM Index		39.38%	36.99%	14.26%	13.33%
					(Service)
					27.90%
					(Investor)

14 Prospectus

Fees and Expenses

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.

	Service Shares	Investor Shares

Annual Portfolio Operating Expenses

Management Fees	1.00%	1.00%

Distribution and Service (12b-1) Fees	.25%	None

Other Expenses	.32%	.32%

Total Annual Portfolio Operating Expenses	1.57%	1.32%

Expense Example

Use the accompanying table to compare the Portfolio’s fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 initial investment

•	5% annual return each year

•	redemption at the end of each period

•	no changes in operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.

Lazard Retirement Emerging Markets Equity Portfolio

	1 Year	3 Years	5 Years	10 Years

Service Shares	$160	$496	$855	$1,867

Investor Shares	$134	$418	$723	$1,590

Prospectus 15

Lazard Retirement Series Fund Management

Investment Manager

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of each Portfolio. The Investment Manager provides day-to-day management of each Portfolio’s investments and assists in the overall management of the Fund’s affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $126.9 billion as of December 31, 2007. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate set forth below as a percentage of the relevant Portfolio’s average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2007, the Investment Manager waived all or a portion of its management fees with respect to certain Portfolios, which resulted in such Portfolios paying the Investment Manager an investment management fee at the effective annual rate set forth below as a percentage of the relevant Portfolio’s average daily net assets.

Name of Portfolio	Investment Management Fee Payable	Effective Annual Rate of Investment Management Fee Paid

Retirement U.S. Strategic Equity Portfolio	.75%	0%

Retirement U.S. Small Cap Equity Portfolio	.75%	.67%

Retirement International Equity Portfolio	.75%	.75%

Retirement Emerging Markets Equity Portfolio	1.00%	1.00%

A discussion regarding the basis for the approval of the investment management agreement between the Fund, on behalf of the Portfolios, and the Investment Manager, is available in the Fund’s annual report to shareholders for the year ended December 31, 2007.

Portfolio Management

The Investment Manager manages the Portfolios on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from the views of his or her peers. Each portfolio management team is comprised of multiple team members. Although their roles and the contributions they make may differ, each member of the team participates in the management of the respective Portfolio. Members of each portfolio management team discuss the portfolio, including making investment recommendations, overall portfolio composition, and the like. Certain portfolio management teams are comprised of members who serve as both portfolio managers and as research analysts, owing to the highly specialized nature of the research required to support certain Portfolios (e.g., Small Cap, Emerging Markets). Research analysts perform fundamental research on companies (based on, for example, sectors or geographic regions) in which the Portfolio may invest.

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolios are as follows:

Retirement U.S. Strategic Equity Portfolio—Christopher H. Blake, Gary Buesser and Robert A. Failla (each since May 2007) and Andrew D. Lacey*# and J. Richard Tutino (each since May 2003)**

Retirement U.S. Small Cap Equity Portfolio—Patrick M. Mullin (since January 2001), Daniel Breslin (since May 2007), Michael DeBernardis (since September 2007) and Andrew D. Lacey* (since May 2003)

Retirement International Equity Portfolio—Michael G. Fry (since November 2005), Michael A. Bennett, Gabrielle M. Boyle and Michael Powers (each since May 2003) and John R. Reinsberg†#

Retirement Emerging Markets Equity Portfolio—James M. Donald (since November 2001), Rohit Chopra and Kevin O’Hare (each since May 2007) and John R. Reinsberg†

*	As Deputy Chairman of the Investment Manager, Mr. Lacey is ultimately responsible for overseeing this Portfolio.

†	As Deputy Chairman of the Investment Manager, Mr. Reinsberg is ultimately responsible for overseeing this Portfolio.

#	In addition to his oversight responsibility, Mr. Lacey or Mr. Reinsberg, as the case may be, is a member of the portfolio management team.

**

Prior to May 1, 2007, Messrs. Lacey and Tutino managed the Portfolio (formerly known as “Lazard Retirement Equity Portfolio”) in a strategy that invested primarily in equity securities of relatively large U.S. companies with market capitalizations in the range of companies in the S&P 500 Index.

Unless otherwise indicated, each portfolio manager has served in that capacity since the relevant Portfolio’s inception.

16 Prospectus

Biographical Information of Principal Portfolio Managers

Michael A. Bennett, a Managing Director of the Investment Manager, is a portfolio manager on the International Equity and International Equity Select teams. Prior to joining the Investment Manager in 1992, Mr. Bennett was an international equity analyst with General Electric Investment Corporation and worked at Keith Lippert Associates and Arthur Andersen & Company. Mr. Bennett has been working in the investment field since 1987 and is a Certified Public Accountant.

Christopher H. Blake, a Managing Director of the Investment Manager, is a portfolio manager and analyst for the U.S. Strategic Equity and U.S. Mid Cap Equity teams. Mr. Blake joined the Investment Manager in 1995, when he began working in the investment field as a research analyst for the U.S. Small Cap Equity and U.S. Mid Cap Equity teams.

Gabrielle M. Boyle, a Senior Managing Director of the Investment Manager, is a portfolio manager on the Global Equity Select, International Equity, International Equity Select and European Equity teams. Prior to joining the Investment Manager in 1993, she worked with Royal Insurance Asset Management. Ms. Boyle has been working in the investment field since 1990 and is a member of the Institute of Investment Management and Research.

Daniel Breslin, a Senior Vice President of the Investment Manager, is a portfolio manager/analyst on the U.S. Small Cap Equity and U.S. Small-Mid Cap Equity portfolio teams. He began working in the investment field in 1992. Prior to joining the Investment Manager in 2002, Mr. Breslin was with Guardian Life and New York Life.

Gary Buesser, a Director of the Investment Manager, is a portfolio manager and analyst for the U.S. Strategic Equity and U.S. Mid Cap Equity teams. Prior to joining the Investment Manager in 2000, he worked for Evergreen Funds, SG Cowen, Shearson Lehman Brothers and Kidder Peabody. Mr. Buesser began working in the investment field in 1983, and is a member of the New York Society of Security Analysts and a Chartered Financial Analyst (“CFA”) Charterholder.

Rohit Chopra, a Director of the Investment Manager, is a portfolio manager/analyst on the Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis. He began working in the investment field in 1996. Prior to joining the Investment Manager in 1999, Mr. Chopra was with Financial Resources Group, Deutsche Bank and Morgan Stanley, Dean Witter, Discover Company.

Michael DeBernardis, a Vice President of the Investment Manager, is a portfolio manager/analyst on the U.S. Small Cap Equity and Global Small Cap Equity teams with responsibility for coverage of industrial and consumer companies. He began working in the investment field in 1996. Prior to joining the Investment Manager in 2005, Mr. DeBernardis was a Senior Equity Analyst at Systematic Financial Management L.P. and a Market Data Analyst at Salomon Smith Barney.

James M. Donald, a Managing Director of the Investment Manager, is a portfolio manager on the Emerging Markets Equity team. Prior to joining the Investment Manager in 1996, Mr. Donald worked at Mercury Asset Management where he served on the international equity team from 1985 to 1992 and on the emerging markets team from 1992 to 1996. Mr. Donald is a CFA Charterholder.

Robert A. Failla, a Director of the Investment Manager, is a portfolio manager/analyst on the U.S. Strategic Equity and U.S. Mid Cap Equity teams. Prior to joining the Investment Manager in 2003, he was associated with AllianceBernstein, where he worked as a portfolio manager on the large-cap and all-cap teams. He began working in the investment field in 1993 and is a CFA Charterholder.

Michael G. Fry, a Managing Director of the Investment Manager, is a portfolio manager on the Global Equity, Global Equity Select, International Equity and International Equity Select teams. Prior to joining the Investment Manager in 2005, Mr. Fry held several positions at UBS Global Asset Management, including lead portfolio manager and Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1981.

Andrew D. Lacey, a Deputy Chairman of the Investment Manager, is responsible for U.S. and Global strategies. He also is a member of the U.S. Strategic Equity, U.S. Equity Select, U.S. Equity Value and Global Equity Select teams. Mr. Lacey joined the Investment Manager in 1996, and has been working in the investment field since 1995.

Prospectus 17

Patrick M. Mullin, a Director of the Investment Manager, is a portfolio manager for the U.S. Small Cap Equity team. Prior to joining the Investment Manager in 1998, he was with Target Capital Management and Dillon, Read & Co. Inc. Mr. Mullin began working in the investment field in 1992 and is a CFA Charterholder.

Kevin O’Hare, a Director of the Investment Manager, is a portfolio manager/analyst on the Emerging Markets Equity team, focusing on technology and health care. He began working in the investment field in 1991. Prior to joining the Investment Manager in 2001, Mr. O’Hare was with Merrill Lynch and Moore Capital Management. Mr. O’Hare is a CFA Charterholder.

Michael Powers, a Managing Director of the Investment Manager, is a portfolio manager for the International Equity, International Equity Select and European Equity Select teams. He began working in the investment field in 1990 when he joined the Investment Manager. Previously, Mr. Powers was a Vice President for Chemco Technologies.

John R. Reinsberg, a Deputy Chairman of the Investment Manager, is responsible for International and Global strategies. He also is a member of the International Equity, International Equity Select and International Strategic Equity teams. Prior to joining the Investment Manager in 1992, he served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. Mr. Reinsberg began working in the investment field in 1981.

J. Richard Tutino, a Managing Director of the Investment Manager, is a portfolio manager on the U.S. equity products. Prior to joining the Investment Manager in 1997, Mr. Tutino was associated with Thorsell, Parker Partners and Dreman Value Management. He is a member of the New York Society of Security Analysts and a CFA Charterholder.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Portfolios is contained in the Fund’s Statement of Additional Information (“SAI”).

Administrator

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as each Portfolio’s administrator.

Distributor

Lazard Asset Management Securities LLC (the “Distributor”) acts as distributor for the Fund’s shares.

Custodian

State Street acts as custodian of the Portfolios’ investments. State Street may enter into subcustodial arrangements on behalf of the Portfolios for the holding of foreign securities.

18 Prospectus

Lazard Retirement Series Account Policies

Buying Shares

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Fund. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at each Portfolio’s net asset value per share (“NAV”) calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund’s management, a Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio’s total assets).

Market Timing/Excessive Trading

Each Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolios and their investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund’s Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices.

The Fund routinely reviews Portfolio share transactions and seeks to identify and deter abusive trading practices. The

Fund monitors for transactions that may be harmful to a Portfolio, either on an individual basis or as part of a pattern of abusive trading practices. Each Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund’s view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. The Fund may deem a Policy owner to be engaged in abusive trading practices without advance notice and based on information unrelated to the specific trades in the account. For instance, the Fund may determine that the Policy owner’s account is linked to another account that was previously restricted or a third party intermediary may provide information to the Fund with respect to a particular Policy owner that is of concern to the Fund. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who effects transacations that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading.

To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when a Portfolio’s NAV is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. See “Shareholder Information—General.” The codes of ethics of the Fund, the Investment Manager and the Distributor in respect of personal trading contain limitations on trading in Portfolio shares.

The Fund may take up to seven days to pay redemption proceeds. This may occur when, among other circumstances, the redeeming account is engaged in excessive trading or if the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

Prospectus 19

All of the policies described in this section apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to a Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity.

Securities trading in emerging markets are particularly susceptible to time zone arbitrage. As a result, Portfolios investing in securities trading in non-U.S. markets may be at greater risk for market timing than funds that invest in securities trading in U.S. markets.

Calculation of Net Asset Value

The Fund will determine the NAV of each Portfolio’s share classes as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the NAV will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs. Foreign securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Distribution and Servicing Arrangements

The Fund has adopted a plan under rule 12b-1 (the “12b-1 plan”) that allows each Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the average daily net assets of the Portfolio’s Service Shares, for distribution and services provided to holders of Service Shares. Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time these recurring fees may cost shareholders more than paying other types of sales charges. Investor Shares do not pay a rule 12b-1 fee.

Participating Insurance Companies may receive payments pursuant to the Fund’s 12b-1 plan (for Service Shares) and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer a Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

Selling Shares

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place sell orders directly with the Fund. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

20  Prospectus

Dividends, Distributions and Taxes

Income dividends and net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of a Portfolio will be reinvested in additional shares of the same Class of the Portfolio at NAV unless instructed otherwise by the relevant Participant Insurance Company. Since each Portfolio’s shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

Prospectus 21

Lazard Retirement Series Financial Highlights

Financial Highlights

The following financial highlights tables are intended to help you understand each Portfolio’s financial performance since inception (or five years, whichever is less), and certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent registered public accounting firm, whose report, along with each Portfolio’s financial statements, is included in the Fund’s most recent annual report to shareholders (prior to May 1, 2007, Lazard Retirement U.S. Strategic Equity Portfolio was named “Lazard Retirement Equity Portfolio”). You may have the annual report and any subsequent semi-annual report sent to you without charge. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing the Portfolio’s total return. As of the date of this Prospectus, only Lazard Retirement Emerging Markets Portfolio had issued Investor Shares.

LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO
Selected data for a share of capital stock outstanding throughout each year:

	Year Ended

Service Shares	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Net asset value, beginning of year	$12.86	$11.02	$10.74	$9.67	$7.85

Income (loss) from investment operations:
Net investment income	0.07	0.09	0.08	0.08	0.06
Net realized and unrealized gain (loss)	(0.14)	1.83	0.28	1.05	1.82

Total from investment operations	(0.07)	1.92	0.36	1.13	1.88

Less distributions from:
Net investment income	(0.15)	(0.08)	(0.08)	(0.06)	(0.06)
Net realized gains	(2.47)	—	—	—	—

Total distributions	(2.62)	(0.08)	(0.08)	(0.06)	(0.06)

Net asset value, end of year	$10.17	$12.86	$11.02	$10.74	$9.67

Total Return (a)	(0.95)%	17.48%	3.38%	11.79%	24.01%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$4,959	$5,078	$4,311	$4,883	$4,591
Ratios to average net assets:
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Gross expenses	4.21%	4.45%	3.57%	3.58%	3.89%
Net investment income	0.62%	0.68%	0.59%	0.75%	0.73%
Portfolio turnover rate	101%	102%	75%	59%	56%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

22 Prospectus

LAZARD RETIREMENT U.S. SMALL CAP EQUITY PORTFOLIO
Selected data for a share of capital stock outstanding throughout each year:

	Year Ended

Service Shares	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Net asset value, beginning of year	$17.31	$16.31	$16.90	$14.71	$10.72

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.06)	(0.04)	—(b )	—(b )
Net realized and unrealized gain (loss)	(0.87)	2.49	0.69	2.19	3.99

Total from investment operations	(0.89)	2.43	0.65	2.19	3.99

Less distributions from:
Net realized gains	(6.44)	(1.43)	(1.24)	—	—

Total distributions	(6.44)	(1.43)	(1.24)	—	—

Net asset value, end of year	$9.98	$17.31	$16.31	$16.90	$14.71

Total Return (a)	(7.20)%	16.07%	3.99%	14.89%	37.22%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$62,772	$82,514	$136,970	$110,982	$76,636
Ratios to average net assets:
Net expenses	1.25%	1.18%	1.22%	1.25%	1.25%
Gross expenses	1.33%	1.18%	1.22%	1.28%	1.37%
Net investment income (loss)	(0.17)%	(0.22)%	(0.26)%	(0.35)%	0.03%
Portfolio turnover rate	102%	87%	93%	98%	78%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

(b)	Amount is less than $0.01 per share.

Prospectus 23

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO
Selected data for a share of capital stock outstanding throughout each year:

	Year Ended

Service Shares	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Net asset value, beginning of year	$14.89	$12.83	$11.88	$10.39	$8.11

Income from investment operations:
Net investment income	0.19	0.21	0.15	0.09	0.04
Net realized and unrealized gain	1.24	2.61	1.08	1.46	2.27

Total from investment operations	1.43	2.82	1.23	1.55	2.31

Less distributions from:
Net investment income	(0.37)	(0.15)	(0.11)	(0.06)	(0.03)
Net realized gains	(2.60)	(0.61)	(0.17)	—	—

Total distributions	(2.97)	(0.76)	(0.28)	(0.06)	(0.03)

Net asset value, end of year	$13.35	$14.89	$12.83	$11.88	$10.39

Total Return (a)	10.78%	22.53%	10.65%	14.98%	28.52%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$391,465	$308,693	$266,437	$206,625	$130,443
Ratios to average net assets:
Net expenses	1.18%	1.19%	1.21%	1.25%	1.25%
Gross expenses	1.18%	1.19%	1.21%	1.29%	1.40%
Net investment income	1.60%	1.51%	1.45%	1.05%	1.25%
Portfolio turnover rate	48%	75%	54%	53%	38%

(a)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

24 Prospectus

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO
Selected data for a share of capital stock outstanding throughout each year:

	Year Ended

Service Shares	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Net asset value, beginning of year	$22.69	$18.81	$13.91	$10.73	$7.02

Income from investment operations:
Net investment income (a)	0.29	0.27	0.13	0.05	0.10
Net realized and unrealized gain	7.03	5.08	5.41	3.21	3.61

Total from investment operations	7.32	5.35	5.54	3.26	3.71

Less distributions from:
Net investment income	(0.30)	(0.10)	(0.05)	(0.08)	— (c)
Net realized gains	(4.07)	(1.37)	(0.59)	—	—

Total distributions	(4.37)	(1.47)	(0.64)	(0.08)	—

Net asset value, end of year	$25.64	$22.69	$18.81	$13.91	$10.73

Total Return (b)	33.30%	29.95%	40.78%	30.59%	52.94%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$251,665	$129,306	$82,812	$31,710	$15,937
Ratios to average net assets:
Net expenses	1.57%	1.60%	1.60%	1.60%	1.60%
Gross expenses	1.57%	1.69%	1.95%	2.36%	2.96%
Net investment income	1.12%	1.30%	1.39%	1.13%	1.69%
Portfolio turnover rate	52%	48%	51%	43%	41%

(a)	Beginning with the fiscal year ended 12/31/06, net investment income has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies under the Policies, and such charges will have the effect of reducing performance.

(c)	Amount is less than $0.01 per share.

Prospectus 25

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO (Concluded)
Selected data for a share of capital stock outstanding throughout each period:

Investor Shares	Year Ended 12/31/07	For the Period 5/1/06* to 12/31/06

Net asset value, beginning of period	$22.71	$22.13

Income from investment operations:
Net investment income (a)	0.35	0.19
Net realized and unrealized gain	7.04	1.88

Total from investment operations	7.39	2.07

Less distributions from:
Net investment income	(0.43)	(0.12)
Net realized gains	(4.07)	(1.37)

Total distributions	(4.50)	(1.49)

Net asset value, end of period	$25.60	$22.71

Total Return (b)	33.63%	10.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$145,530	$42,009
Ratios to average net assets:
Net expenses (c)	1.32%	1.35%
Gross expenses (c)	1.32%	1.54%
Net investment income (c)	1.34%	1.38%
Portfolio turnover rate	52%	48%

*	The inception date for Investor Shares was May 1, 2006.

(a)	Net investment income has been computed using the average shares method.

(b)

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio’s Investment Manager or State Street; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Period of less than one year is not annualized.

(c)	Annualized for period of less than one year.

26 Prospectus

Lazard Retirement Series Other Performance of the Investment Manager

Lazard U.S. Strategic Equity Composite

This is not the Portfolio’s Performance

Prior to May 1, 2007, Lazard Retirement U.S. Strategic Equity Portfolio invested primarily in equity securities of relatively large U.S. companies with market capitalizations in the range of companies in the S&P 500 Index. The Portfolio’s current investment objective, policies and strategies are substantially similar to those used by the

Investment Manager in advising certain discretionary accounts (the “Other Accounts”). The chart below shows the historical investment performance for a composite (the “U.S. Strategic Equity Composite”) of the Other Accounts (consisting of all similarly managed, fully discretionary and fee paying accounts) and for the Portfolio’s benchmark index. The U.S. Strategic Equity Composite should not be interpreted as indicative of the Portfolio’s future performance.

Annual Total Returns for the Year Ended December 31,	1999	2000	2001	2002	2003	2004	2005	2006	2007

U.S. Strategic Equity Composite	35.1%	(9.0)%	(3.1)%	(17.2)%	29.4%	19.9%	6.3%	18.1%	1.2%

S&P 500 Index*	21.0%	(9.1)%	(11.9)%	(22.1)%	28.7%	10.9%	4.9%	15.8%	5.5%

Average Annual Total Returns (for the periods ended December 31, 2007)	Inception Date	One Year	Three Years	Five Years	Since Inception

U.S. Strategic Equity composite	3/1/98	1.2%	8.3%	14.5%	8.2%

S&P 500 Index*	N/A	5.5%	8.6%	12.8%	5.1%

*

The S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance of the U.S. Strategic Equity Composite. The performance results of the U.S. Strategic Equity Composite reflect actual fees charged to the Other Accounts, except custodian fees of separately managed accounts. However, the Portfolio bears fees and operational expenses not typically borne by managed accounts (including distribution and servicing fees of Service Shares), and an investment in the Portfolio bears fees or charges imposed by the Participating Insurance Companies under their Policies. The U.S. Strategic Equity Composite performance would have been lower than that shown above if the Other Accounts had been subject to the fees and expenses of the Portfolio.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flow may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Portfolio and the Other Accounts have substantially similar investment objectives, policies and strategies.

The returns of the U.S. Strategic Equity Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the Securities and Exchange Commission (the “SEC”) for calculating performance of mutual funds.

Prospectus 27

For more information about the Portfolios, the following documents are available free upon request:

Annual and Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders contain additional information on each Portfolio’s investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Disclosure of Portfolio Holdings:

Each Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolios’ portfolio holdings is available in the Fund’s SAI.

You can get a free copy of the Reports and the SAI at http://www.LazardNet.com, or request the Reports and the SAI and other information and discuss your questions about the Portfolios, by contacting the Fund at:

Lazard Retirement Series, Inc.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929
http://www.LazardNet.com

You also can review the Reports and the SAI at the Public Reference Room of the SEC in Washington, D.C. For information, call (202) 551-5850. You can get text-only copies:

•	After paying a duplicating fee, by writing the Public Reference Branch of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549, or by e-mail request to publicinfo@sec.gov.

•	Free from the SEC’s Website at http://www.sec.gov.

Investment Company Act file no. 811-08071

Investment Manager
Lazard Asset Management LLC
30 Rockefeller Plaza, New York, New York 10112-6300
Telephone: (800) 887-4929

Distributor
Lazard Asset Management Securities LLC
30 Rockefeller Plaza, New York, New York 10112-6300

Custodian
State Street Bank and Trust Company
One Lincoln Street, Boston, Massachusetts 02111

Transfer Agent and
Dividend Disbursing Agent
Boston Financial Data Services, Inc.
P.O. Box 8514, Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

Independent Registered Public
Accounting Firm
Anchin, Block & Anchin LLP
1375 Broadway, New York, New York 10018
http://www.anchin.com

Legal Counsel
Stroock & Stroock & Lavan LLP
180 Maiden Lane, New York, New York 10038-4982
http://www.stroock.com

© 2008 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

No person has been authorized to give any information or to make any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, NY 10112-6300
800-887-4929

www.LazardNet.com

© 2008 Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC

5/08 LZDPS020

Lazard Retirement Series